Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 16,220	$ 12,042
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,331)	4,813
Total comprehensive income	14,889	16,855
Comprehensive income attributed to non-controlling interests	103	85
Comprehensive income attributable to Sapiens’ shareholders	$ 14,786	$ 16,770